Consolidated Statements of Changes in Shareholders' Equity $ in Thousands		USD ($) shares	Share capital USD ($) shares	Additional paid-in capital USD ($)	Treasury shares USD ($) shares	(Accumulated deficit) / retained earnings USD ($)
Beginning balance (in shares) at Dec. 31, 2021 | shares			58,369,516
Beginning balance at Dec. 31, 2021		$ 1,836,928	$ 659	$ 2,855,798	$ (480,172)	$ (539,357)
Net income (loss) for the period		637,251				637,251
Repurchase of Convertible Notes due 2025		(1,966)
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,045,497
Issuance of restricted stock, net of forfeitures		$ (1)	$ 10	(11)
Conversion of Convertible Notes due 2025 to common shares (in shares) | shares		5,757,698
Conversion of Convertible Notes due 2025 to common shares		$ 198,885	$ 58	198,827
Equity settled share based compensation expense		20,397		20,397
Purchase of treasury shares (in shares) | shares			(3,909,873)
Purchase of treasury shares		(161,373)			(161,373)
Dividends paid	[1]	(23,313)		(23,313)
Ending balance (in shares) at Dec. 31, 2022 | shares			61,262,838
Ending balance at Dec. 31, 2022		2,506,808	$ 727	3,049,732	(641,545)	97,894
Net income (loss) for the period		546,898				546,898
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,805,250
Issuance of restricted stock, net of forfeitures		0	$ 18	(18)
Equity settled share based compensation expense		47,340		47,340
Purchase of treasury shares (in shares) | shares			(9,960,323)
Purchase of treasury shares		(489,680)			$ (489,680)
Dividends paid	[1]	(57,660)				(57,660)
Ending balance (in shares) at Dec. 31, 2023 | shares			53,107,765		21,389,520
Ending balance at Dec. 31, 2023		2,553,706	$ 745	3,097,054	$ (1,131,225)	587,132
Net income (loss) for the period		668,774				668,774
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,468,466
Issuance of restricted stock, net of forfeitures		0	$ 15	(15)
Equity settled share based compensation expense		62,509		62,509
Purchase of treasury shares (in shares) | shares			(4,653,189)
Purchase of treasury shares		(335,593)			$ (335,593)
Dividends paid	[1]	(83,515)				(83,515)
Ending balance (in shares) at Dec. 31, 2024 | shares			49,923,042		26,042,709
Ending balance at Dec. 31, 2024		$ 2,865,881	$ 760	$ 3,159,548	$ (1,466,818)	$ 1,172,391

[1]	The Company's policy is to distribute dividends from available retained earnings first and then from additional paid in capital.